Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 38.11%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		976	$97,863
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,983	95,700
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,657	95,758
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $339,658)			337,196
		Notional
PURCHASED OPTIONS - 114.45% (b)(c)	Contracts	Amount

CALL OPTIONS - 99.69%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $422.74.......................................	24	$860,544	29,821
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.45..........................................	24	860,544	852,260
PUT OPTIONS - 14.76%			882,081

iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.92...................	92	942,540	73,058
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price
$103.17................................................................................................................	92	942,540	52,809
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $164.88......................................	24	860,544	4,686
TOTAL PURCHASED OPTIONS (Cost $1,144,559)			130,553
			1,012,634
Total Investments (Cost $1,484,217) - 152.56%............................................................			1,349,830
Liabilities in Excess of Other Assets - (52.56)%.............................................................			(465,076)
....................................................................................TOTAL NET ASSETS - 100.00%			$884,754

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,196.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	9/11/2023	$164.88	24	$(860,544)	$(474,775)
PUT OPTIONS					(474,775)

iShares 20+ Year Treasury Bond ETF...............	9/11/2023	$108.34	92	(942,540)	(100,187)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	9/11/2023	$108.60	92	(942,540)	(81,787)
S&P 500® Mini Index...................................	9/11/2023	$370.00	24	(860,544)	(84,455)
TOTAL OPTIONS WRITTEN (Premiums Received $760,575)					(266,429)
					$(741,204)